Notes to Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 40,410	£ 46,985
Proceeds from issue of debt securities	2,872	5,602
Repayment of debt securities	(11,910)	(11,378)
Repayment of subordinated liabilities	(4)	(659)
Issue of other equity instruments	450	0
Repurchase of other equity instruments	(500)	0
Payment of lease liability	(25)	(45)
Dividends paid	(1,494)	(292)
Liability-related other changes	(391)	(255)
Non-cash changes:
Unrealised foreign exchange	(800)	398
Other changes	1,463	54
Ending Balance	30,071	40,410
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	35,566	41,129
Proceeds from issue of debt securities	2,872	5,602
Repayment of debt securities	(11,910)	(11,378)
Liability-related other changes	(447)	(250)
Non-cash changes:
Unrealised foreign exchange	(806)	376
Other changes	245	87
Ending Balance	25,520	35,566
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,556	3,528
Repayment of subordinated liabilities	(4)	(659)
Liability-related other changes	(4)	(10)
Non-cash changes:
Unrealised foreign exchange	6	22
Other changes	(326)	(325)
Ending Balance	2,228	2,556
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,191	2,191
Issue of other equity instruments	450
Repurchase of other equity instruments	(500)
Non-cash changes:
Other changes	50
Ending Balance	2,191	2,191
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	97	137
Payment of lease liability	(25)	(45)
Liability-related other changes	60	5
Non-cash changes:
Other changes	0	0
Ending Balance	132	97
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Dividends paid	(1,494)	(292)
Non-cash changes:
Other changes	1,494	292
Ending Balance	£ 0	£ 0